BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
BASIC AND DILUTED EARNINGS PER SHARE
Schedule of net income attributable to ordinary owners of the Company (diluted)

	2018	2019	2020
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	61,708	57,493	33,096
Net income attributable to ordinary owners of the Company (diluted)	61,708	57,493	33,096

Schedule of weighted average number of shares (diluted)

	2018	2019	2020
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646